Note 13 - Common Stock, Warrants and Preferred Stock	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 13 - Common Stock, Warrants and Preferred Stock:

NOTE 8 – COMMON STOCK, WARRANTS AND PREFERRED STOCK:

Private Placement

On January 13, 2017, we initiated a $1,250,000 private placement offering of Units of the Company at a price of $0.25 per Unit, with an over-allotment option to increase the offering by up to 20%, solely to persons who qualify as accredited investors (the "Offering").  The Offering was subsequently increased to total $2,000,000.

Each Unit in the Offering consisted of one share of common stock of the Company and one common share purchase warrant (each a “Warrant”), with each Warrant exercisable to acquire an additional share of common stock of the Company at a price of $0.40 per share until the warrant expiration date of January 31, 2020.  The Company may accelerate the warrant expiration date, if the price of the Company’s common stock closes at or above $0.90 for twenty consecutive trading days.

During the three months ended March 31, 2017, we closed the sale of two tranches of the Offering.  In these two tranches, we sold a total of 6,155,000 Units at a price of $0.25 per unit for gross proceeds of $1,538,750.

As of March 31, 2017, we had received cash and subscriptions for the sale of 400,000 Units at a price of $0.25 for a total of $100,000 that would close in the final tranche of the Offering in April, 2017.

In April 2017, we closed the sale of the third and final tranche of the Offering.  In this final tranche, we sold a total of 1,845,000 Units at a price of $0.25 per unit for gross proceeds of $461,250.

In the aggregate for this Offering that closed on April 12, 2017, we sold 8,000,000 Units consisting of 8,000,000 shares of common stock and 8,000,000 warrants to purchase one share of common stock for $0.40 until January 31, 2020, at a price of $0.25 per Unit for gross proceeds of $2,000,000.

Stock Issued for Stock Options

We did not issue any stock pursuant to the exercise of stock options or stock unit awards during the three months or the six months ended March 31, 2017.

Warrants

During the three months ended March 31, 2017 and 2016, 6,155,000 and nil warrants were issued, respectively.  No warrants expired during the three months ended March 31, 2017 and 2016.  At March 31, 2017, there were 10,000,006 warrants outstanding with an exercise price of $0.25 per share that expire on May 31, 2019 and 6,155,000 warrants outstanding with an exercise price of $0.40 per share that expire on January 31, 2020.  In aggregate, as of March 31, 2017, there are 16,155,006 warrants outstanding at a weighted average exercise price of $0.31.

In April 12, 2017, 1,845,000 warrants were issued with an exercise price of $0.40 per share that expire on January 31, 2020.

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock, $0.01 par value. Our board of directors is authorized to issue the preferred stock from time to time in series, and is further authorized to establish such series, to fix and determine the variations in the relative rights and preferences as between series, to fix voting rights, if any, for each series, and to allow for the conversion of preferred stock into common stock.  There is no preferred stock issued as of March 31, 2017.

NOTE 13 – COMMON STOCK, WARRANTS AND PREFERRED STOCK:

One-for-twelve Reverse Stock Split

Effective October 31, 2014, our board of directors and stockholders approved a one-for-twelve reverse stock split of the Company’s common stock. After the reverse stock split, each holder of record held one share of common stock for every 12 shares held immediately prior to the effective date. As a result of the reverse stock split, the number of shares underlying outstanding stock options and warrants and the related exercise prices were adjusted to reflect the change in the share price and outstanding shares on the date of the reverse stock split. The effect of fractional shares was not material.

Following the effective date of the reverse stock split, the par value of the common stock remained at $0.001 per share. As a result, we have reduced the common stock in the consolidated balance sheets and statement of changes in stockholders’ equity included herein on a retroactive basis for all periods presented, with a corresponding increase to additional paid-in capital. All share and per-share amounts and related disclosures have been retroactively adjusted for all periods presented to reflect the one-for-twelve reverse stock split.

Private Placements

In September 2015, we closed a private placement of our common stock.  We sold 1,331,861 shares of common stock at a price of $0.375 per share for gross proceeds of $499,448.

During the year ended September 30, 2016, we closed three tranches of a private placement offering of Units of the Company at a price of $0.15 per Unit.  Each Unit consisted of one share of common stock of the Company and one common share purchase warrant (each a “Warrant”), with each Warrant exercisable to acquire an additional share of common stock of the Company at a price of $0.25 per share until May 31, 2019.  In the aggregate of the three tranches, accredited investors subscribed for 10,000,006 Units on a private placement basis at a price of $0.15 per unit for total proceeds of $1,500,000.  An executive officer and two directors participated in the private placement purchasing, in the aggregate, 1,431,733 units for proceeds of $214,760.  As a result of the private placement, 10,000,006 shares of common stock of the Company and 10,000,006 Warrants were issued and 10,000,006 shares of common stock were reserved for issuance pursuant to Warrant exercises.

Stock Issued for Mineral Rights, Property and Equipment

During the year ended September 30, 2015, pursuant to a property option agreement (Note 4), we issued 2,000,000 restricted common shares with a value of $1,200,000 based upon the closing price of our shares of common stock as quoted on the NYSE MKT on March 12, 2015, the effective date of the property option agreement.

Stock Issued for Compensation

On January 27, 2015, we issued 100,000 restricted common shares for employee compensation.  The shares were valued at $69,000 based upon the closing price of our shares of common stock on the date of issuance as quoted on the NYSE MKT.  The cost was recognized as salaries and benefits expense during the year ended September 30, 2015.

In July 2016, the Company issued 100,000 shares of common stock of the Company to a consultant pursuant to the terms of a January 2016 resignation and consulting agreement.  The shares were granted by our Board of Directors and were valued at $14,000 based upon the closing price of our shares of common stock on the date the Board of Directors approved the terms of the consulting agreement, including the issuance of the shares.  The cost was recognized as general and administrative expenses during the year ended September 30, 2016.

Stock Issued for Stock Unit Awards

During the year ended September 30, 2016, we issued 675,000 common shares upon the exercise of Stock Unit Awards granted to certain employees for compensation related to modifications to employment contracts.  These Stock Unit Awards had a value of $337,500, which was recognized as salaries and benefits expense during the year ended September 30, 2016.

Warrants

We issued 25,000 warrants during the year ended September 30, 2013 in connection with two public offerings.  12,500 of the warrants were exercisable, at the holders’ option, for a two-year term commencing December 26, 2013 and expired on December 26, 2015.  The remaining 12,500 warrants were exercisable, at the holders’ option, for a two-year term commencing September 10, 2014 and expired on September 10, 2016.  All of these warrants expired unexercised.

We issued 10,000,006 warrants with an exercise price of $0.25 and an expiration date of May 31, 2019 during the year ended September 30, 2016 in connection with a private placement of our securities.  None of these warrants has been exercised at September 30, 2016.

There were 10,000,006 and 25,000 warrants outstanding as of September 30, 2016 and 2015, respectively.

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock, $.01 par value. Our Board of Directors is authorized to issue the preferred stock from time to time in series, and is further authorized to establish such series, to fix and determine the variations in the relative rights and preferences as between series, to fix voting rights, if any, for each series, and to allow for the conversion of preferred stock into common stock.